MANAGERS INTERNATIONAL EQUITY FUND
MANAGERS EMERGING MARKETS EQUITY FUND

------------------------------------------------------------

SEMI-ANNUAL REPORT

JUNE 30, 1998
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WHERE LEADING MONEY MANAGERS CONVERGE

             		 MANAGERS INTERNATIONAL EQUITY FUND
	            	MANAGERS EMERGING MARKETS EQUITY FUND

                   				Semi-Annual Report
   	 		  	                June 30, 1998
			       	                 (unaudited)

               			      TABLE OF CONTENTS

	          						                                       		Begins
							                		                                 on Page
										                                                -------
President's Message..................................         1
The Managers Funds Performance.......................	        5
	Complete performance table for all of The
	Managers Funds as of June 30, 1998
Summary of Industry Weightings and Country
	Allocations....................................              6
	Side by side comparison of the Funds'
	industry breakdown
Schedules of Portfolio Investments...................	        8
	Detailed portfolio listings by security type
	and industry sector, as valued at June 30, 1998
Statements of Assets and Liabilities.................        17
	Fund balance sheets, Net Asset Value (NAV) per
	share computation and cumulative undistributed
	amounts
Statements of Operations.............................        18
	Detail of sources of income, fund expenses, and
	realized and unrealized gains (losses)
	during the period
Statements of Changes in Net Assets..................        19
	Detail of changes in fund assets and
	distributions to shareholders for the past
	two periods
Financial Highlights.................................        20
	Historical net asset values, distributions,
	total returns, expense ratios, turnover
	ratios and net assets
Notes to Financial Statements........................	       22
	Accounting and distribution policies, details
	of agreements and transactions with fund
	management and description of certain
	investment risks

[FN]

  Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.


President's Message

[PHOTO OF PRESIDENT]


Dear Fellow Shareholder:

     The first half of 1998 was again a prosperous period for the U.S. economy and most financial assets. Despite continuing economic and financial upheaval in the Far East, the U.S. economy has continued to grow and has even accelerated in 1998. Gross domestic product (GDP) grew at an annual rate of 5.5% in the first quarter, having accelerated from a 3.7% rate of growth during the fourth quarter of 1997. Statistics indicate that second quarter growth may be stronger. Consumer spending, which makes up approximately two thirds of the nation's economic activity and is thus an important driver of GDP, grew at an annual rate of 6% during the first quarter and continued increasing through May. Although the Far Eastern economic crisis has and will continue to have a negative effect on U.S. companies which are exporting to the region, a coincident effect has been a significant drop in commodities prices which in turn has reduced inflationary pressures.

   	 Unemployment remains extremely low at 4.3%, the annual rate of inflation is holding steady below 2% and personal income continues to rise. In his testimony to U.S. Congress, Federal Reserve Chairman Alan Greenspan declared that "the current economic performance is as impressive as any I have witnessed in my near half-century of daily observation of the American Economy." Thus, it is not surprising that the Conference Board's Consumer Confidence Index has risen to its highest level since 1969.

	    Although widely dispersed, domestic and European stock markets performed very well during the first half of the year. Domestic stocks traded down sharply in early January continuing a trend begun in mid-October which was based on falling expectations for first quarter earnings. From mid-January onward, however, investors looked past the first quarter to lower but still positive earnings growth along with lower interest rates. Investors moved steadily into stocks sending all the broad averages to double digit gains for the quarter. Many of the stocks that performed most poorly during the fourth quarter of 1997 rebounded and were the best performers during the first quarter. High price-to-earnings stocks with low or no dividend yields performed considerably better than low P/E and/or high relative yield securities, a complete reverse from the previous quarter. Stocks of technology companies, which lost 10% in value during

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the fourth quarter rebounded sharply, rising 18% on average according to the
Dow Jones Industry averages. However, there were exceptions, especially in the case of capitalization. Large capitalization companies held up extremely well during the turbulent fourth quarter and continued to
outperform throughout the first quarter.   Through most of the second
quarter, while large capitalization stocks vacillated, small capitalization company stocks lost value as investors seemed to shun the less predictable, less liquid small-caps in favor of larger well known stocks. In mid-June a small portion of the market rallied while many groups remained flat. The performance difference between industry groups was significant. Boosted by strong revenue gains and some merger activity, technology sectors, particularly internet, software and communications related issues, surged ahead sharply. Consumer-cyclical stocks such as retailers also appreciated, benefiting from the acceleration of consumer spending. Conversely, energy, basic materials and industrial manufacturing businesses dropped in value as overseas demand for their products waned as a result of the economic distress in the Far East.

      	During the first quarter of 1998, most foreign equity markets appreciated, rebounding sharply from the later half of 1997, as a result of the perceived stabilization of the crisis in the Far East along with low interest rates, low inflation and easy monetary policies in Japan and Europe. The smaller Far Eastern markets such as Thailand, South Korea,
Philippines and Malaysia, which crashed during the second half of 1997, bounced back in mid-January, rising 59%, 54%, 30% and 28%, respectively, in U.S. Dollars. The Indonesian market also rebounded, however, because its currency continued to deteriorate, the net return was negative. In the developed markets, European stocks charged to their best quarterly returns of the Nineties. Given relatively mild depreciation of European currencies, the returns for European market averages were virtually all firmly in double digits for the first quarter. The developed Far Eastern markets moved higher on average but only slightly. The Japanese and Hong Kong markets rose only 3% in U.S. Dollar terms, while Australian stocks rose 6% on average.

    	During the second quarter, however, foreign equities' performances
were sharply divided along continental lines.   European stocks continued
to rise as the economies in the region exhibited moderate growth with low inflation and the individual companies benefited from restructuring and technology based productivity increases. In addition, most European currencies rose slightly versus the U.S. Dollar during the second quarter, thus adding to returns for U.S. based investors. Finnish stocks led the way, rising almost 60% in both local and U.S. Dollar terms for the six-month period. The Morgan Stanley Capital International (MSCI) Europe Index finished with a return of 26.5% in U.S. Dollars for the first half of 1998.

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	    Far Eastern markets reversed and deteriorated in the second quarter as investors have come to realize that there are no quick or painless remedies
to the economic problems in the region.   At the heart of the problem is
Japan which, with its gross domestic product declining for two consecutive quarters, officially slipped into recession in the first quarter. The smaller Pacific markets, which obviously have their own serious problems, cannot export their way out of trouble because their chief trading partner, Japan, cannot generate demand. Additionally, the severe drop in the price of Yen is forcing the price of Japanese exports down, making it very difficult for the smaller Far Eastern markets to compete without devaluing their own currencies. It has become a vicious cycle. The MSCI Far East
Index returned -8.9% in U.S. Dollars for the second quarter and -6.4% for the six month period.

    	Given the significant differences between the performance of developed and emerging markets during the first half of 1998 the performance of each of the Funds presented in this report varied greatly. Consistent performance relative to defined benchmarks and comparable peers is one of foremost goals of our investment strategy. We are pleased to report that both Funds' returns relative to appropriate benchmarks and peers were within our expectations.

    	The Managers International Equity Fund returned 17.4% during the six months ended June 30, 1998, slightly outperforming the MSCI - Europe Australia Far East Index (MSCI-EAFE). During the first quarter, when most all markets rose, the Fund underperformed slightly. However, during the second quarter the Fund's heavy emphasis on large, multinational companies with improving operational efficiencies was beneficial, and the Fund mildly outperformed.

    	On February 9, 1998 we launched the Managers Emerging Markets Equity Fund. Although this has been an extremely difficult period for investment in the emerging markets, we are certain that there are legitimate and profitable investment opportunities in these markets. The Fund combines two complementary approaches to investment in the emerging markets executed by individuals with extensive experience analyzing developing markets economies and companies.

    	From the inception date through June 30, 1998, the Fund returned -15.5%. During the same period the MSCI - Emerging Markets Free Index (MSCI-EMF) returned -17.6%. At the end of the period, the portfolio was allocated with roughly one third of the investments in Latin America, one third in Asian markets and the remaining third in Europe and Africa. Because of a large cash inflow to the Fund on the final day of the period, the schedule of investments shows a large portion of the Fund in cash. This is not a tactical allocation, but rather a temporary aberration. It is our intent to maintain a reasonably full equity exposure in the emerging markets.

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   	Due to its increased assets and number of shareholders, the Managers
Emerging Markets Equity Fund now has an NASD ticker symbol, which is MEMEX.

	   As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

     	We thank you for your continued investment in The Managers Funds.

Sincerely,


/s/ Robert P. Watson
Robert P. Watson
President


                                THE MANAGERS FUNDS
                  Top 10 Holdings -- International Equity Funds

                             MANAGERS        			          			MANAGERS
                      	INTERNATIONAL EQUITY      			EMERGING MARKETS EQUITY
                           		FUND					                     		FUND
                      	--------------------      			-----------------------
                             				      % OF					                     		% OF
			                                   	FUND							                     FUND
			                                   	----                     							----
1.  Credit Suisse 				                             Telecomm
	   Group	                           		2.1			      Brasileiras SA*     	3.3
2.  Viag AG*	                         	2.1 	       National Bank of
							                                            Greece SA	          	2.9
3.  Axa*		                            	2.0		      	Bank Leumi Le-Israel	2.7
4.  Hoeschst AG*		                     1.9		      	JCI Limited	       		2.7
5.  Nestle SA*	                       	1.7	      		Companhia Energetica	2.3
6.  Allianz AG*		                      1.5	      		Efes Sinai Yatrim
							                                            Hldg AS	           		1.9
7.  Elf Aquitaine SA                  	1.5		      	BEC World Public Co.	1.9
8.  Unilever PLC*		                    1.4		      	Aksigorta AS	       	1.8
9.  SAP AG			                          1.4		      	Cemex SA		          	1.8
10. Nippon Tele +					                             YPF Sociedad
   	Tele Corp*	                       	1.3   			   Anonima	           		1.8

[FN]
*denotes security held by both managers


        		                 REGIONAL EQUITY ALLOCATION*

        		         		MANAGERS			   		                      MANAGERS
                   INTERNATIONAL 			                	  EMERGING MARKETS
			                 EQUITY FUND			   	                    EQUITY FUND
         			       -------------                   		  ----------------
Europe			              76.0%	          			Latin America         	32.5%
Pacific (Developed)   	16.6%			          	Asia	                		33.3%
North America		         5.3%				          Europe	               	20.9%
Emerging Markets		      2.1%			          	Africa               		13.3%



[FN]
*percentage of equity investments

THE MANAGERS FUNDS PERFORMANCE (unaudited)
All periods ending June 30, 1998
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
                             					AVERAGE ANNUAL TOTAL RETURNS*
                             					----------------------------
   										                                                      	  MORNING-
               		   SIX     1      3      5     10    SINCE INCEPTION  STAR
		               	 MONTHS  YEAR  YEARS  YEARS  YEARS INCEPTION DATE   RATING
		               	 ------  ----- -----  -----  ----- -------- ------   -----
Equity Funds:
Income Equity Fund 10.99% 22.39% 24.03% 18.87% 15.20% 15.76% Oct. '84   ****
Capital
 Appreciation Fund 33.40% 43.11% 24.19% 20.02% 16.85% 17.07% Jun. '84   ****
Special
 Equity Fund	       5.85% 19.85% 24.91% 18.90% 17.94% 16.86% Jun. '84   ****
International
 Equity Fund	      17.38% 15.33% 16.54% 16.18% 12.86% 14.87% Dec. '85   ****
Emerging Markets
 Equity Fund	        --     --     --     --     --  (15.50%)Feb. '98    NA

Income Funds:
Short
 Government Fund	  2.40%  5.62%  5.16%  3.29%  5.15%  5.23% Oct. '87    **
Short & Intermediate
 Bond Fund		       2.49%  6.02%  6.23%  4.34%  6.97%  8.24% Jun. '84   ***
Intermediate
 Mortgage Fund	    2.81%  7.94%  6.55%  0.39%  6.60%  7.16% May  '86    *
Bond Fund		        4.83% 11.34%  9.82%  9.04% 10.18% 11.25% Jun. '84   ****
Global Bond Fund   2.68%  4.55%  2.90%   --     --    5.47% Mar. '94    *
Money Market Fun   2.60%  5.33%  5.31%  4.66%  5.31%  5.85% Jun. '84   NA

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[FN]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

  * Total returns equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns
     	are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been
	     made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

 **   Morningstar proprietary ratings reflect risk-adjusted performance
     	through 6/30/98 and are subject to change every month. The ratings are
     	by asset class and are calculated rom the funds' three-, five- and
	     ten-year returns (with Fee adjustments) in excess of 90-day Treasury
	     bill returns, and a risk factor that reflects fund performance below
	     90-day T-bill returns. For the three-, five- and ten-year periods,
	     respectively, each of the Equity Funds other than the International
	     Equity Fund was rated againt 2,564, 1,481 and 726 equity funds, the
	     International Equity Fund was rated against 788, 348 and 110
	     international equity funds, and each of the Income Funds was rated
	     against 1,478, 900 and 347 fixed-income funds. Ten percent of the funds
	     in each asset class receive five stars, 22.5% receive 4 stars, 35%
	     receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

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THE MANAGERS FUNDS
SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)
-------------------------------------------------------------------------

		                    				   MANAGERS		                 MANAGERS
                     						INTERNATIONAL	           EMERGING MARKETS
MAJOR SECTORS	          			 EQUITY FUND*		            EQUITY FUND*
-------------			          	-------------	           	--------------
Basic Materials				             12.0%                 				4.1%
Capital Goods				                4.9	                  			1.4
Communication Services			        5.0             			     13.3
Conglomerates				                1.4	                	  		1.9
Consumer Cyclicals			           13.1	                  			0.9
Consumer Staples				             8.8	             		     17.8
Energy					                      7.3                  				9.4
Financials					                 26.0	             		     21.1
Health Care					                 4.5	   		               	2.1
Technology					                  1.9	    			              7.2
Transportation				               2.2     		              		 -
Utilities					                   5.4 	                   15.3
Other                 						     7.5	      			            5.5

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[FN]
* As a percent of total investments.

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THE MANAGERS FUNDS
SUMMARY OF COUNTRY ALLOCATIONS RELATIVE TO MSCI INDEXES (unaudited)
--------------------------------------------------------------------------

                           									                MANAGERS
	 	            MANAGERS					                        EMERGING    MSCI
	          INTERNATIONAL   MSCI		                   MARKETS 	    EM
COUNTRY		      EQUITY 	    EAFE        	COUNTRY 	    EQUITY     FREE
ALLOCATION		     FUND*	    INDEX      	ALLOCATION	   FUND       INDEX
-------------------------------	-----	------------------------------
United Kingdom  	17.7%		   22.4%	        Brazil	       19.6%	   16.6%
Germany	        	17.7		    11.5         	South Africa  11.5	    11.9
France	         	12.8		     9.6         	Turkey 	       9.6	     3.3
Japan			         11.2		    20.6	         Mexico	        7.2    	12.1
Switzerland		    10.5		     7.9	         Korea		        5.0	     2.0
Sweden		          5.7		     3.2	         Thailand	      4.9	     1.3
Netherlands		     4.3       5.8         	Greece	        4.4	     5.0
U.S.			           3.2		     0.0	         Israel	        4.1	     3.6
Italy			          3.2		     4.6	         India		        3.8	     6.5
Australia		       2.6		     2.3         	Philippines	   3.5	     1.6
Hong Kong		       2.3		     1.7	         Taiwan	        3.3	     9.4
Spain			          2.2       3.3          Argentina  	   2.6	     5.0
Canada		          2.1		     0.0	         Hungary	       2.2	     1.8
Brazil		          0.9		     0.0	         Russia	        2.2	     2.9
Denmark		         0.7		     1.0	         Chile		        2.2	     4.6
Finland		         0.6		     1.0	         Indonesia	     1.8	     0.9
Argentina		       0.5		     0.0	         Egypt		        1.8	     0.0
Austria		         0.3		     0.4	         Malaysia	      1.5	     5.0
Malaysia		        0.3		     0.5	         Poland	        1.4	     0.7
South Africa    	 0.3		     0.0	         Czech Republic 1.1	     1.3
Chile		 	         0.3		     0.0	         Venezuela	     0.8	     1.0
Singapore		       0.2 		    0.5         	Pakistan	      0.0	     0.4
Ghana			          0.2	 	    0.0         	Jordan	        0.0    	 0.2
China			          0.1		     0.0	         Peru     	 	   0.0	     1.3
Korea			          0.1		     0.0	         China		        0.0	     0.7
Panama		          0.0		     0.0	         Colombia	      0.0    	 0.8
Norway		          0.0		     0.6	         Sri Lanka	     0.0	     0.1
New Zealand		     0.0	 	    0.2         	United States  5.5	     0.0
Belgium		         0.0		     1.8
Indonesia		       0.0		     0.0
Ireland		         0.0		     0.5
Portugal		        0.0	 	    0.6

[FN]
* - numbers reported are the percentage of total investments

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MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                   	SHARES	            VALUE
---------------------------------------------------------------------------
COMMON STOCK - 91.5%
BASIC MATERIALS - 11.9%
AGA AB, Series B, Switzerland Certificate (Sweden)	 220,900	       $3,378,862
Alcan Aluminium Ltd. (Canada)	                           63	            1,720
Anglo American Platinum Corp. Ltd, ADR (USA)*	       58,676	          642,543
Aracruz Celulose SA, Sponsored ADR (Brazil) 	        87,400	          999,637
Ashanti Goldfields Co. Ltd. Sponsored GDR (Ghana)	  116,513  	        946,668
BASF AG (Germany)	                                   97,737	        4,647,175
Bayer AG (Germany)	                                  80,660       	 4,177,351
BOC Group PLC (UK)                                 	178,234	        2,429,882
Ciba Specialty Chemicals AG, Registered
 (Switzerland)	                                      23,696       	 3,047,478
Clariant AG, Registered (Switzerland)	                5,732 	       3,781,462
Compagnie De Saint-Gobain (France)	                  25,170	        4,667,048
Companhia Vale do Rio Doce, Sponsored ADR (Brazil) 	 86,200	        1,751,412
Hoechst AG (Germany)	                               200,267	       10,077,479
Holderbank Financiere Glaris AG, Bearer Shares
 (Switzerland)	                                       2,628  	      3,349,429
Impala Platinum Holdings, ADR (South Africa)	        30,200	          258,929
Imperial Chemical Industries PLC (UK)	              197,400	        3,170,740
Kymmene OY (Finland)	                                37,140	        1,023,187
Quimica Minera Chile S.A., Sponsored ADR (Chile)*	   43,100       	 1,443,850
Rhodia SA (France)*	                                  6,092	          169,891
-----------------------------------------------------------------------------
                                                    SHARES            VALUE
-----------------------------------------------------------------------------
BASIC MATERIALS (continued)
Rhone Poulenc SA, Class A (France)	                 108,982	        6,146,991
RTZ Corp. PLC (UK)	                                  75,190	          847,427
Stillwater Mining Co. (USA)*	                        45,500	        1,234,187
Sumitomo Metal Mining Co. (Japan)	                  224,000	          912,071
Thyssen AG (Germany)	                                10,400	        2,646,927
Usinas Siderurgicas de Minas Gerais,
 Sponsored ADR (a)	                                  69,400	          349,214
WMC Ltd. (Australia)	                                36,500        	  110,115
	                                                                 	----------
 TOTAL BASIC MATERIALS		                                           62,211,675
	                                                                 	----------
CAPITAL GOODS - 4.9%
ABB AG, Class A (Sweden)	                           252,100	        3,571,627
Alcatel Alsthom (France) 	                           28,700	        5,843,773
General Electric Co. PLC (UK)	                      571,700 	       4,930,341
Heidelberger Druckmaschinen AG (Germany)*	            7,691	          637,558
Mannesmann AG (Germany)	                             32,300	        3,322,327
Matsushita Electric Works, Ltd. (Japan)	            176,000	        1,425,617
Minebea Co., Ltd. (Japan)	                          199,000	        1,987,553
Omron Corp. (Japan)	                                 90,000	        1,379,909
Schneider SA (France)	                               30,678	        2,446,344
	                                                                 	----------
 TOTAL CAPITAL GOODS	                                             	25,545,049
		                                                                 ----------
COMMUNICATION SERVICE - 5.0%
BCE, Inc. (Canada)	                                  65,300 	       2,800,061
British Telecommunications PLC (UK)	                226,000       	 2,792,406
Deutsche Telekom AG (Germany)	                       40,904	        1,120,440


[FN]
 The accompanying notes are an integral part of these financial statements.

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MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                             	SHARES                	VALUE
---------------------------------------------------------------------------
Deutsche Telekom AG, Sponsored ADR (Germany)	   38,073	           1,047,008
Koninklijke KPN NV (Netherlands)	               51,100	           1,968,334
Nippon Telegraph & Telephone Corp. (Japan)	        793	           6,595,429
Telecom Italia SpA (Italy)	                    727,200	           3,521,911
Telefonica De Espana (Spain)	                  135,927	           6,284,463
		                                                               ----------
 TOTAL COMMUNICATION SERVICE	                                   	26,130,052
	                                                               	----------
CONGLOMERATES - 1.4%
Citic Pacific Ltd. (Hong Kong)	                466,000	             823,980
Hutchison Whampoa Ltd. (Hong Kong)            	351,000	           1,852,852
Suez Lyonnaise des Eaux (France)	               20,900	           3,439,718
Sumitomo Corp. (Japan)	                         15,000	              72,359
Swire Pacific Ltd. (Hong Kong)                	270,800	           1,022,315
                                                               		----------
 TOTAL CONGLOMERATES		                                            7,211,224
	                                                               	----------
CONSUMER CYCLICALS - 13.0%
Daimler-Benz AG (Germany)	                      38,400	           3,779,423
Electrolux AB, Series B (Sweden)              	179,700	           3,086,622
Fiat SpA (Italy)	                              394,350	           1,726,773
Flughafen Wien AG (Austria)	                    35,255	           1,692,240
Genting Berhad (Malaysia)	                     707,900	           1,279,260
Granada Group PLC (UK)	                        193,700	           3,564,098
Honda Motor Co. (Japan)	                        67,000	           2,393,722
Ito-Yokado Co., Ltd. (Japan)	                   13,000	             613,944

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                                              SHARES               VALUE
---------------------------------------------------------------------------
CONSUMER CYCLICALS (continued)
LucasVarity PLC (UK)                          	794,000	           3,155,266
Matsushita Electric Industries (Japan)	        400,000	           6,451,146
Metro AG (Germany)	                             59,870	           3,618,526
Michelin, Class B, Registered (France)	         83,253	           4,805,944
Mirror Group PLC (UK)	                         268,700	           1,013,945
Neuenburger, Schweizerische Allgemeine
 Versicherungs, Gesellschaft (Switzerland)	      1,570	           1,215,109
Nintendo Corp. Ltd. (Japan)	                    45,400	           4,219,209
Philips Electronics N.V. (Netherlands)	         46,900	           3,945,345
PSA Peugeot Citroen (France)	                   14,837	           3,190,383
SAP AG (Germany)	                               10,488          	 7,124,012
Societe Generale de Surveillance
 Holding SA (Switzerland)	                       1,521	           2,582,375
Sony Corp. (Japan)	                             74,800	           6,464,598
Volvo AB, Series B (Sweden)	                    67,900	           2,021,847
	                                                               	----------
 TOTAL CONSUMER CYCLICALS		                                      67,943,787
	                                                               	----------
CONSUMER STAPLES - 8.7%
Asahi Breweries Ltd. (Japan)	                   76,000	             961,886
Cadbury Schweppes PLC (UK)	                    171,793          	 2,660,466
Canal Plus (France)	                             7,181          	 3,211,296
Carlton Communications PLC (UK)	               338,800          	 3,026,465
Companhia Cervejaria Brahma (Brazil)          	104,600	           1,307,500

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                 	SHARES           	VALUE
---------------------------------------------------------------------------
CONSUMER STAPLES (continued)
Diageo PLC (UK)	                                  356,777	        4,229,541
EMI Group PLC (UK)                               	212,800       	 1,861,836
Fosters Brewing Group Ltd. (Australia)          1,024,960       	 2,417,726
Heineken NV (Netherlands)	                         94,050	        3,696,763
Molson Cos. Ltd. (Canada)	                        128,900	        2,343,158
Nestle SA, Registered (Switerzland)	                4,197	        8,996,541
Reuters Group PLC (UK)                           	297,834	        3,406,460
Unilever PLC (UK)	                                693,600	        7,388,703
	                                                               	----------
 TOTAL CONSUMER STAPLES		                                        45,508,341
	                                                               	----------
ENERGY - 7.2%
British Petroleum Company PLC (UK)	               401,000	        5,851,864
Broken Hill Proprietary Co. Ltd. (Australia)     	559,067	        4,737,106
Elf Aquitaine SA (France)	                         54,900	        7,718,709
Ente Nazionale Idrocarburi SpA (Italy)	           488,100	        3,200,430
RWE AG (Germany)	                                 106,100	        6,283,224
Sasol Ltd., Sponsored ADR (South Africa)	          93,634	          550,100
Shell Transport & Trading Co., Registered (UK)	   482,489	        3,399,682
Woodside Petroleum Ltd. (Australia)	              682,350	        3,413,963
YPF Sociedad Anonima, Class D,
 Sponsored ADR  (Argentina)	                       90,700	        2,726,669
	                                                               	----------
 TOTAL ENERGY		                                                  37,881,747
	                                                               	----------

---------------------------------------------------------------------------
                                                  SHARES           VALUE
---------------------------------------------------------------------------
FINANCIALS - 25.7%
Aegon NV (Netherlands)	                            59,864	        5,212,608
Allianz AG (Germany)*	                                412	          136,271
Allianz AG, (Vinkuliert) (Germany)	                23,373	        7,795,536
Allianz AG, warrants (Germany)*	                   22,989	          133,659
Argentaria SA (Spain)	                            217,200	        4,872,305
Assurances Generales de France (France)	           22,989	        1,300,848
AXA-UAP (France)	                                  94,168       	10,591,700
Banque Nationale de Paris (France)	                56,800	        4,641,183
Bayerische Vereinsbank AG (Germany)	               53,809	        4,565,015
BHF-Bank AG (Germany)	                             29,377	        1,119,077
Cheung Kong (Holdings) Ltd. (Hong Kong)          	175,000	          860,545
Commerzbank AG (Germany)	                          35,309	        1,345,049
Credito Italiano (Italy)                         	374,500       	 1,961,290
CS Holding AG (Switerland)	                        49,292	       10,985,967
Daiwa Securities Co., Ltd. (Japan)	               384,000       	 1,657,973
Dresdner Bank AG (Germany)	                        63,300	        3,422,191
EXEL Ltd. (USA)	                                   41,200	        3,205,875
HSBC Holding PLC, registered (Hong Kong)	         205,861	        5,034,933
ING Groep N.V. (Netherlands)*	                     53,760	        3,522,731
Istituto Bancario San Paolo di Torino (Italy)	    255,800       	 3,692,849
Istituto Nazionale delle Assicurazioni (Italy)    614,600       	 1,746,858
Kerry Properties Ltd. (Hong Kong)	                784,479	          577,121
Merita Ltd., Class A (Finland)	                   270,700       	 1,787,858

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                	SHARES	            VALUE
---------------------------------------------------------------------------
FINANCIALS (continued)
Munchener Rueckvericherungs-Gesellschaft,
 Registered (Germany)	                            10,635        	 5,283,740
National Westminster Bank PLC (UK)              	278,100	         4,973,120
New World Development Co., Ltd. (Hong Kong)	     367,504	           711,482
Nichiei Co. (Japan)	                              13,000        	   887,539
Nomura Securities Co. Ltd. (Japan)	              168,000	         1,962,248
Nordbanken Holding AB (Sweden)                  	179,900	         1,319,477
Orix Corp. Ltd. (Japan)	                          57,800	         3,916,873
Promise Co. (Japan)	                              70,580	         2,914,673
Prudential Corp. PLC (UK)	                       219,400	         2,892,192
Schweizerische Rueckversicherungs,
 Registered (Switzerland)	                         1,507	         3,817,508
Shohkoh Fund (Japan)	                              4,300	         1,060,461
Skandia Forsakrings AB (Sweden)                 	225,350	         3,220,900
Sumitomo Trust and Banking Co. (Japan)	          713,000	         3,197,078
Svenska Handelsbanken, Class A (Sweden)	          98,200	         4,555,416
Unidanmark A/S, Class A (Denmark)	                40,400          3,634,500
United OverSeas Bank Ltd. (Singapore)	           350,000	         1,090,504
Westpac Banking Corporation Ltd. (Australia)	    345,000	         2,109,463
Wharf (Holdings) Ltd. (Hong Kong)               	872,000	           860,971
Zurich Versicherun, Registered (Switerland)	      10,025        	 6,408,374
		                                                               ----------
 TOTAL FINANCIALS	                                              134,985,961
	                                                               	----------

---------------------------------------------------------------------------
                                                 SHARES            VALUE
---------------------------------------------------------------------------

HEALTH CARE - 4.4%
Astra AB, Series A (Sweden)                    	132,146	          2,700,577
Astra AB, Series B (Sweden)	                    238,000	          4,744,483
Novartis AG, Bearer (Switzerland)	                1,428	          2,382,043
Novartis AG, Registered (Switzerland)	            3,249         	 5,415,358
Ono Pharmaceutical Co., Ltd. (Japan)	            45,000	          1,080,495
Schering AG (Germany)	                           16,719         	 1,969,995
SmithKline Beecham Unit PLC (UK)	               215,988         	 2,638,046
Yamanouchi Pharmaceutical Co., Ltd. (Japan)    	104,000	          2,173,718
                                                               		----------
 TOTAL HEALTH CARE	                                             	23,104,715
	                                                               	----------
TECHNOLOGY - 1.8%
British Aerospace PLC (UK)	                     809,404	          6,203,210
Canon Inc. (Japan)	                              52,000	          1,184,639
Ricoh Company Ltd. (Japan)                     	204,000	          2,155,522
Samsung Display Devices Co. (South Korea)	        1,525	             41,096
Samsung Electronics Ltd., GDR representing
 1/2 non-voting shares (a) (South Korea)*	       30,381	            258,239
Samsung Electronics Ltd., GDR representing
 1/2 voting shares (a) (South Korea)*	            1,422	             22,574
	                                                               	----------
 TOTAL TECHNOLOGY		                                               9,865,280
	                                                               	----------


[FN]
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                         	SHARES                   	VALUE
---------------------------------------------------------------------------
TRANSPORTATION - 2.2%
Canadian National Railway Co. (Canada)   	 62,000	               3,293,750
Canadian Pacific, Ltd. (Canada)	           75,400	               2,121,273
Konink Nedlloyd Groep NV (Netherlands)	    80,500              	 1,635,543
Railtrack Group PLC (UK)	                 133,625              	 3,277,540
TNT Post Group NV (Netherlands)*	          51,100              	 1,307,195
	                                                              	----------
 TOTAL TRANSPORTATION		                                         11,635,301
	                                                              	----------
UTILITIES - 5.3%
CIE Generale Des Eaux (France)	            28,700	               6,128,604
Huaneng Power International, Inc., ADR
 (China)*	                                 50,300              	   675,906
National Grid Group PLC (UK)             	536,738	               3,620,613
National Power PLC (UK)                  	305,400	               2,875,985
Veba AG (Germany)	                         56,168	               3,779,415
Viag AG (Germany)	                         15,618              	10,755,805
	                                                              	----------
 TOTAL UTILITIES	                                              	27,836,328
	                                                              	----------
TOTAL COMMON STOCKS
 (cost $371,974,561)                                           479,859,460
	                                                              -----------
---------------------------------------------------------------------------
                                          	PRINCIPAL
	                                           AMOUNT
---------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.1%
National Grid Co.,
 4.250%, 2/17/08 (UK)
 (cost $172,027)GBP                       	106,000	                201,988
	                                                              	----------

--------------------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT                 VALUE
--------------------------------------------------------------------------

U.S. TREASURY OBLIGATION - 2.2%
U. S. Treasury Bond,
 6.125%, 08/15/07
 (cost $11,432,960)                    $ 11,065,000           	$11,512,801
                                                              		----------
FOREIGN GOVERNMENT/AGENCY
 OBLIGATIONS - 1.6%
United Kingdom Treasury,
 8.500%, 07/16/07 (UK)
 (cost $8,148,542) GBP                    4,275,000            	 8,398,265
		                                                              ----------
---------------------------------------------------------------------------
                                          	SHARES
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.6%
OTHER INVESTMENT COMPANIES - 1.1%
Calvert Cash Reserves
 Institutional Prime Fund, 5.59%***	      3,065,130	             3,065,130
JPM Prime Money Market Fund, 5.47%***	    2,659,848	             2,659,848
		                                                              ----------
 TOTAL OTHER INVESTMENT COMPANIES		                              5,724,978
	                                                              	----------

---------------------------------------------------------------------------
                                        	PRINCIPAL
	                                         AMOUNT
---------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co., dated
 06/30/98, due 07/01/98,  5.750%,
 total to be received $13,137,098
 (secured by $13,150,000 USTN 5.375%,
 due 01/31/00 market value $13,113,022),
 at cost                                $13,135,000 	           13,135,000
		                                                              ----------
  TOTAL SHORT-TERM INVESTMENTS
  (cost $18,859,978)	                                          	18,859,978
                                                              		----------

[FN]
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                        	     SHARES           	VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
 (cost $410,588,068)	                                         518,832,492
OTHER ASSETS, LESS LIABILITIES - 1.0%	                        	 5,391,612
	                                                             	----------
NET ASSETS - 100.0%	                                         $524,224,104
                                                            	============

[FN]
Note: Based on the cost of investments of $413,249,755 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $129,266,499 and $23,683,762, respectively, resulting in net unrealized appreciation of
	     investments of $105,582,737.

    * Non-income-producing security.

  *** Yields shown for each investment company represents the June 30, 1998
     	seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

  (a) Security exempt from registration under Rule 144Aof the Securities Act
     	of 1933. These securities may be resold in transactions exempt from
	     registration, normally to qualified buyers.  At June 30, 1998, the
	     value of these securities amounted to $630,026, or 0.1% of net assets.

----------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
ADR/GDR: Securities whose value is determined or significantly influenced
        	by trading on exchanges not located in the United States or Canada.
	        ADR after the name of a holding stands for American Depositary
	        Receipt, representing ownership of foreign securities on deposit
        	with a domestic custodian bank; a GDR (Global Depositary Receipt)
	        is comparable, but foreign securities are held on deposit in a
 	       non-U.S. Bank.


 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                	SHARES             	VALUE
----------------------------------------------------------------------------
COMMON STOCK - 63.4%
BASIC MATERIALS - 2.9%
Cementos de Mexico, Sponsored ADR (Mexico)	         315            	$ 2,354
Cemex S.A., Series B, Sponsored ADR (Mexico)*   	10,500            	 95,812
Pohang Iron & Steel Company Ltd. (South Korea)	   2,000            	 56,519
	                                                                  	-------
 TOTAL BASIC MATERIALS	                                            	154,685
	                                                                  	-------
CAPITAL GOODS - 1.0%
Barlow Ltd. (South Africa)	                       7,000	             36,889
New World Infrastructure, Ltd. (Hong Kong)	      15,000	             17,230
                                                                  		-------
 TOTAL CAPITAL GOODS		                                               54,119
		                                                                  -------
COMMUNICATION SERVICE - 8.2%
Compania Anonima Nacional Telefonos de Venezuela,
 Sponsored ADR (Venezuela)	                       1,100            	 27,362
Mahanagar Telephone Nigam, Ltd., GDR (India)*	    6,200            	 62,930
Philippine Long Distance Telephone Co.
 (Philippines)	                                   3,700            	 84,293
Philippine Long Distance Telephone Co.,
 Sponsored ADR (Philippines)	                     1,800            	 40,725
Telecomunicacoes Brasileiras S.A.,
 Sponsored ADR (Brazil)	                          1,620	            176,884
Videsh Sanchar Nigam, Ltd.,
 Sponsored GDR (a) (India)*	                      3,800            	 38,760
                                                                  		-------
 TOTAL COMMUNICATION SERVICE		                                      430,954
	                                                                  	-------

---------------------------------------------------------------------------
                                                 SHARES             VALUE
---------------------------------------------------------------------------

CONGLOMERATES - 1.3%
Citic Pacific Ltd. (Hong Kong)                 	28,000	              49,510
Shanghai Industrial Holdings, Ltd. (Hong Kong)	  9,000             	 21,199
	                                                                  	-------
 TOTAL CONGLOMERATES		                                               70,709
		                                                                  -------
CONSUMER CYCLICALS - 0.6%
Bajaj Auto, Ltd., Sponsored GDR (a) (India)    	 2,600             	 33,930
	                                                                  	-------
CONSUMER STAPLES - 12.6%
Al-Ahram Beverage Co. S.A.E., GDR (a) (Egypt)  	 2,000	              62,600
BEC World PLC (Thailand)	                       26,200             	 99,957
Ceske Radiokomunikace, Sponsored GDR (a)
 (Czech Republic)*	                              1,775             	 38,029
Companhia Brasileira de Distribuicao Grupo
 Pao de Acucar, Sponsored ADR (Brazil)	          4,000	              89,500
Efes Sinai Yatirim Holdings A.S.,
 Sponsored GDR (Turkey)	                         5,100             	102,000
Fomento Economico Mexica, UBD (Mexico)* 	        2,900             	 90,368
Molope Foods Ltd. (South Africa)*	              60,000             	 71,838
Panamerican Beverages, Inc., Class A (Mexico)	   2,200	              69,163
Standard Foods Taiwan, Ltd., GDR (a) (Taiwan)*	  3,600	              40,500
		                                                                  -------
 TOTAL CONSUMER STAPLES	                                           	663,955
	                                                                  	-------


[FN]
 The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                            	SHARES                  	VALUE
----------------------------------------------------------------------------
ENERGY - 6.7%
AO Tatneft, Sponsored ADR (Russia)*	            2,050	               15,580
Engen Ltd. (South Africa)	                     16,000	               44,249
Gulf Indonesia Resources, Ltd. (Indonesia)*   	 5,500	               63,250
Petroleo Brasileiro S.A., Sponsored ADR
 (Brazil)*	                                     3,100              	 57,592
Sasol Limited (South Africa)	                  13,500	               78,200
YPF Sociedad Anonima, Class D,
 Sponsored ADR (Argentina)	                     3,100	               93,194
	                                                                  	-------
 TOTAL ENERGY	                                                     	352,065
		                                                                  -------
FINANCIALS - 14.9%
Aksigorta AS (Turkey)                       1,500,000	               97,165
Bank Leumi Le-Israel (Israel)*                	72,000              	143,549
Haci Omer Sabanci Holdings AS (Turkey)      1,321,000              	 81,849
JCI Limited (South Africa)                    	27,000              	140,464
Korea Fund, Closed End Fund (USA)	             12,000              	 76,500
National Bank of Greece SA, Sponsored GDR
 (Greece)                                     	 6,000	              154,200
NBS Boland Group Ltd. (South Africa)          	26,000              	 33,760
Yapi ve Kredi Bankasi AS (Turkey)           2,300,000	               58,731
	                                                                  	-------
 TOTAL FINANCIALS	                                                 	786,218
	                                                                  	-------
HEALTH CARE - 1.5%
Richter Gedeon Rt., Sponsored GDR (Hungary)*	   1,000	               79,000
	                                                                  	-------
TECHNOLOGY - 5.1%
China Telecom Ltd., Sponsored ADR (Hong Kong)*  1,000	               34,563

---------------------------------------------------------------------------
                                               SHARES               VALUE
---------------------------------------------------------------------------
TECHNOLOGY (continued)

China Telecom Ltd., (Hong Kong)*              	38,000              	 65,965
Prokom Software, Sponsored GDR (a) (Poland)	    3,000              	 51,000
Samsung Electronics Ltd., GDR representing
 1/2 voting Shares, (a) (South Korea)*	         2,708              	 42,922
Synnex Technology International Corp.,
 GDR (a) (Taiwan)	                              2,000	               33,600
Yageo Corp., GDR (a) (Taiwan)	                  4,900              	 40,670
	                                                                  	-------
 TOTAL TECHNOLOGY	                                                 	268,720
	                                                                  	-------
UTILITIES - 8.6%
Chilectra SA, Sponsored  ADR (Chile)*         	 3,600	               77,040
Companhia Energetica de Minas Gerais S.A.,
 Sponsored ADR (Brazil)	                        3,794              	119,729
Companhia Paranaense de Energia-Copel,
 Sponsored ADR (Brazil)	                        7,000	               64,750
Electricity Generating Authority (Thailand)*	  47,000              	 72,950
Unified Energy Systems, GDR (Russia)*	          3,300              	 42,570
Unified Energy Systems, Sponsored ADR (Russia)* 1,500              	 19,350
YTL Power International Berhad (Malaysia)*    100,000              	 54,454
	                                                                  	-------
 TOTAL UTILITIES		                                                  450,843
	                                                                  	-------
 TOTAL COMMON STOCKS
 (cost $4,117,107)	                                               3,345,198
	                                                                ----------


[FN]
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                	SHARES             	VALUE
----------------------------------------------------------------------------
PREFERRED STOCK - 3.5%
COMMUNICATION SERVICE - 1.2%
Telecomunicacoes de Rio de Janeiro S.A. (Brazil) 	480,000	          $36,377
Telerj Celular SA, Preferred B (Brazil)*         	480,000          	 28,305
	                                                                  	-------
 TOTAL COMMUNICATION SERVICE		                                       64,682
	                                                                  	-------
UTILITIES - 2.3%
Companhia de Gas de Sao Paulo (Brazil)          1,500,000          	 84,951
Companhia Paranaense de Energia-Copel,
 Preferred B (Brazil)*                          4,000,000          	 37,352
	                                                                  	-------
 TOTAL UTILITIES	                                                  	122,303
	                                                                  	-------
 TOTAL PREFERRED STOCKS
 (cost $226,091)	                                                  	186,985
		                                                                  -------
SHORT-TERM INVESTMENTS - 3.9%
OTHER INVESTMENT COMPANIES
JPM Prime Money Market Fund, 5.47%**
  (cost $206,489)                               	206,489           	206,489
	                                                                  	-------
TOTAL INVESTMENTS - 70.8%
 (cost $4,549,687)	                                               3,738,672
OTHER ASSETS, LESS LIABILITIES - 29.2%	                           1,545,463
	                                                                 ---------
NET ASSETS - 100.0%	                                             $5,284,135
	                                                                ==========

---------------------------------------------------------------------------

---------------------------------------------------------------------------
[FN]
Note: Based on the cost of investments of $4,549,687 for federal income tax
     	purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $49,490 and $860,505, respectively, resulting in
	     net unrealized depreciation of investments of $811,015.

   *  Non-income-producing security.

  ** 	Yield shown for this investment company represents the June 30, 1998
     	seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

  (a) Security exempt from registration under Rule 144A of the Securities
     	Act of 1933. These securities may be resold in transactions exempt
	     from registration, normally to qualified buyers. At June 30, 1998, the value of these securities amounted to $339,089, or 6.4% of net
	     assets.

-------------------------------------------------------------------------
Investment Abbreviations:
ADR/GDR: Securities whose value is determined or significantly influenced by
	        trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. Bank.

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

         		                                                      MANAGERS
	                                                 MANAGERS     	 EMERGING
	                                               INTERNATIONAL	   MARKETS
	                                                  EQUITY       	 EQUITY
	                                                   FUND	          FUND
                                                -------------   ---------
ASSETS:
Investments at value*	                          $518,832,492     $3,738,672
Cash	                                                    749     	1,421,130
Foreign currency (cost $7,852,870 and $22,247)	    7,845,656     	   21,945
Receivable for investments sold	                   6,306,318	            --
Receivable for Fund shares sold	                   2,003,245	        91,415
Receivable for open forward foreign
 currency contracts	                              12,323,776	            --
Deferred organization expense	                            --	         9,777
Dividends,  interest and other receivables	        1,322,326     	    5,011
Foreign withholding tax receivable	                  677,361     	       --
Prepaid expenses	                                     55,361	        10,940
                                               	------------      ---------
   Total assets	                                 549,367,284	     5,298,890
	                                               ------------     	---------
LIABILITIES:
Payable for Fund shares repurchased	               6,848,605	           962
Payable for investments purchased	                 5,092,056	            --
Payable for open forward foreign
 currency contracts	                              12,340,287	            --
Payable for closed forward foreign
 currency contracts	                                  30,141	            --
Accrued expenses:
 Investment advisory and management fees	            385,392	         3,056
 Administrative fees	                                107,053	           879
 Other	                                              339,646	         9,858
	                                                -----------     	---------
    Total Liabilities	                            25,143,180	        14,755
	                                                -----------     	---------
NET ASSETS                                      $524,224,104     $5,284,135
	                                                ===========     	=========
Shares outstanding	                                9,798,505     	  625,024
                                                	===========     	=========
Net asset value, offering and redemption
 price per share	                                     $53.50          $8.45
	                                                     ======	         =====

NET ASSETS REPRESENT:
 Paid-in capital                                $401,806,467     $6,069,801
 Undistributed net investment income	              2,333,409     	   12,654
 Accumulated net realized gain from investments	  11,892,190     	   13,262
 Net unrealized appreciation (depreciation) of
  investments, foreign currency contracts
  and translations                              	108,192,038      	(811,582)
	                                                -----------     	---------
NET ASSETS                                      $524,224,104     $5,284,135
	                                                ===========     	=========
*  Investments at cost                          	$62,469,339     $4,549,687
								                                         ===========      =========


[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)
---------------------------------------------------------------------------

                                                                		MANAGERS
	                                             MANAGERS           	EMERGING
	                                          INTERNATIONAL         	MARKETS
	                                             EQUITY              	EQUITY
	                                              FUND	                FUND*
	                                          -------------          ---------
INVESTMENT INCOME:
 Dividend income                           	$  7,295,825          $  33,488
 Interest income	                              1,330,457	             6,845
 Foreign withholding tax	                       (865,391)	           (1,391)
	                                           ------------          ---------
   Total investment income	                    7,760,891	            38,942
	                                           ------------          ---------
EXPENSES:
 Investment advisory and management fees       2,139,013           	 20,473
 Administrative fees	                            594,170	             3,441
 Custodian fees	                                 328,851           	  4,252
 Transfer agent fees	                            168,192           	    875
 Audit fees	                                      24,436           	  7,940
 Registration fees	                               32,845           	  8,791
 Insurance	                                       15,850	                --
 Trustee fees	                                     7,958	                63
 Legal fees	                                      14,153	                71
 Amortization of organization expense	                --	               811
 Miscellaneous expenses	                          28,614	               232
                                           	------------          ---------
    Total expenses before reduction/waiver	    3,354,082	            46,949
 Less:  Fee waiver 	                                  --            (17,417)
        Expense reduction	                          (897)	           (3,244)
	                                           ------------          ---------
 Net Expenses	                                 3,353,185           	 26,288
	                                           ------------          ---------
    Net investment income	                     4,407,706           	 12,654
	                                           ------------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on investment
 transactions	                                 7,500,840           	 21,290
 Net realized gain (loss) on foreign
  currency contracts and translations	           255,330            	(8,028)
 Net unrealized appreciation (depreciation)
  of investments	                             62,827,185           (811,316)
 Net unrealized appreciation (depreciation)
  from foreign currency translations	            116,994	              (266)
                                            ------------          ---------
  Net realized and unrealized gain (loss)	    70,700,349           (798,320)

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                 	$ 75,108,055           (785,666)
                                           	============          =========


[FN]
* Commencement of operations was February 9, 1998.

 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

                                                                   	 MANAGERS
                                                                    	EMERGING
                               	MANAGERS INTERNATIONAL              	MARKETS
	                                  EQUITY FUND	                    EQUITY FUND
                              	 ----------------------             	----------
	                               FOR THE                            FOR THE PERIOD
	                           SIX MONTHS ENDED     FOR THE          FEBRUARY 9, 1998*
	                             JUNE 30,1998      YEAR ENDED        TO JUNE 30,1998
	                              (UNAUDITED)   DECEMBER 31, 1997     (UNAUDITED)
                              --------------- -------------       --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
  Net investment income          $ 4,407,706   $ 2,504,920	          $ 12,654
  Net realized gain on
   investments and foreign
   currency transactions	          7,756,170   	21,873,797             13,262
  Net unrealized appreciation
   (depreciation) of investments
   and foreign currency
   translations	                  62,944,179	    7,660,345       	   (811,582)
	                                 ----------   ------------        ----------
   Net increase (decrease) in
    net assets resulting from
    operations                   	75,108,055	   32,039,062	          (785,666)
                                  ----------   ------------     	  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income	             --   	(5,097,844)	               --
  From net realized gain on
   investments	                           --   (16,879,378)	               --
	                                 ----------   ------------        ----------
    Total distributions to
       shareholders	                      --   (21,977,222)	               --

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares   297,449,795  	306,117,193      	   6,413,122
  Net asset value of shares
    issued in connection with
    reinvestment of dividends
    and distributions	                    --	   17,953,124	                --
  Cost of shares repurchased    (234,957,904) (217,076,415)	         (343,321)
	                                -----------   -----------          ---------
    Net increase from
     capital share
     transactions	                62,491,891  	106,993,902	         6,069,801
	                                -----------   -----------          ---------
  Total increase in net assets   137,599,946  	117,055,742	         5,284,135

NET ASSETS:
 Beginning of period	            386,624,158  	269,568,416      	          --
	                                -----------   -----------          ---------
 End of period                  $524,224,104  $386,624,158	        $5,284,135
                                	===========  	===========      	   =========

End of period undistributed
 (overdistributed) net
 investment income              	 $2,333,409  	($2,074,297)	          $12,654
                                	===========  	===========	         =========
----------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Sale of shares	                   5,949,488	    6,507,742	           662,259
 Shares issued in connection
  with reinvestment of
  dividends and distributions  	          --	      399,903	                --
 Shares repurchased              	(4,633,153) 	 (4,595,434)	          (37,235)
	                                -----------    -----------     	   ---------
   Net increase in shares	         1,316,335 	   2,312,211      	     625,024
	                                ===========  	===========	         =========

[FN]

* Commencement of operations.

 The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------
MANAGERS INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------------

                          	FOR THE
	                        SIX MONTHS
	                          ENDED
                      	JUNE 30, 1998	           YEAR ENDED DECEMBER 31,
	                       (UNAUDITED)     	1997	   1996	    1995(a)  	1994	   1993
	                       ----------      	----   	----	    -------	  ----	   ----
NET ASSET VALUE,
 BEGINNING OF PERIOD	       $45.58     	$43.69  $39.97     $36.35   	$35.92  $26.52

INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income     	  0.48	       0.42	   0.32	      0.31	     0.16    0.22
 Net realized and
 unrealized gain
 on investments	              7.44     	  4.27	   4.76	      5.59	     0.56 	  9.88

   Total from investment
     operations	              7.92	       4.69	   5.08     	 5.90	     0.72	  10.10

LESS DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment income    ---	      (0.65)  (0.33)    	(0.13)  	 (0.08)	 (0.29)
 In excess of net
  investment income 	          ---	        ---	    ---	       ---	      ---	  (0.11)
 From net realized gain
  on investments	              ---     	 (2.15) 	(1.03)    	(2.15)      ---	  (0.30)
 In excess of net realized
  gain on investments	         ---	        ---	    ---        ---	    (0.21)	    ---
	                          -------     	------  	------   	------		  ------	  ------
    Total distributions
      to shareholders	         ---      	(2.80)	 (1.36)    	(2.28)  	 (0.29)	 (0.70)
	                           -------	    ------ 	------    	------  	 ------  ------
NET ASSET VALUE,
 END OF PERIOD             	$53.50     	$45.58 	$43.69 	   $39.97   	$36.35  $35.92
	                           ======	     ====== 	======    	======	   ======	 ======
---------------------------------------------------------------------------
Total Return	                17.38%(c)	  10.83%	12.77%     	16.24%	    2.00%	 38.20%
===========================================================================

Ratio of net expenses
 to average net assets        1.41%(b)(d)1.45%(b)1.53%	      1.58%	    1.49%	  1.47%

Ratio of net investment
 income to average
 net assets                 	 1.85%(d) 	 0.75%	  0.97%      	0.80%	     0.60%	 0.78%

Portfolio turnover	             19%(c)	    37%	    30%	        73%	       22% 	  46%

Net assets at end of
 period (000's omitted)   $524,224   $386,624$269,568    $140,488    $86,924 $62,273
===========================================================================

[FN]

(a) Calculated using the weighted average shares outstanding during the year.
(b) The Fund has entered into an arrangement with one or more third-par	ty
    broker-dealer(s) who have paid a portion of the Fund's expenses. In addition, the Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent these expense reductions, the ratio of expenses to average net assets for the periods ended
    June 30, 1998 and December 31, 1997 would have been 1.41% and 1.45%, respectively. (See Note 1c of Notes to Financial Statements).
(c) Not annualized.
(d) Annualized.

---------------------------------------------------------------------------
MANAGERS EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout the period
---------------------------------------------------------------------------

                                            	FOR THE PERIOD
                                           	FEBRUARY 9, 1998*
                                           	TO JUNE 30, 1998
                                             	(UNAUDITED)
	                                          -----------------
NET ASSET VALUE, BEGINNING OF PERIOD	           $10.00
                                               	------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income	                           0.02
 Net realized and unrealized gain
  on investments	                                (1.57)
                                               	------
    Total from investment operations	            (1.55)
	                                               ------
NET ASSET VALUE, END OF PERIOD	                  $8.45
	                                               ======
----------------------------------------------------------------------------
Total Return (b)	                               (15.50)%(c)
============================================================================
Ratio of net expenses to average net assets      1.48%(d)

Ratio of net investment income to average
  net assets	                                    0.71%(d)

Portfolio turnover	                                39%(c)

Net assets at end of period (000's omitted)    $5,284
============================================================================
Expense Waiver/Reduction(a)
--------------------------
Ratio of total expenses to average net assets    2.64%(d)

Ratio of total investment income to average
  net assets                                    	1.87%(d)
============================================================================

[FN]
(a) Ratio information assuming no waiver of investment advisory and management fees and no reduction of custodian expenses, due to credits received for uninvested overnight cash balances. (See Note 1c of Notes to Financial Statements).
(b) The total return would have been lower had certain expenses not been reduced during the period shown.
(c) Not annualized.
(d) Annualized.

* Commencement of operations

---------------------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 11 investment series. Included in this report are Managers International Equity Fund ("International Equity") and Managers Emerging Markets Equity Fund ("Emerging Markets Equity"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management's to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(A) VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures establishedadopted by the Board of Trustees.

(B) SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(C) INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax. Interest income is recorded on the accrual basis and includes amortiza-

---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------------
tion of discounts and premiums when required for federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their average net assets.

Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 1998, the International Equity and Emerging Markets Equity Funds' custody expenses were reduced by $897 and $3,244, respectively, under these arrangements.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income, if any, normally will be declared and paid Fund annually for Managers Managers International Equity and Emerging Markets Equity Funds Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency related transactions, losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(E) ORGANIZATION COSTS (EMERGING MARKETS EQUITY FUND ONLY)

Organization and registration related costs of $10,588 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on February 9, 1998.

(F) REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------------
(G) FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(H) CAPITAL STOCK

The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 1998, certain unaffiliated shareholders, including omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: International Equity Fund- one owns __28%; and Emerging Markets Equity - two collectively own__ 55%.

(I) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars.
The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operation resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio man-

---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------------
agers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended 6June 30, 1998 (for the period February 9, 1998, commencement of operations, to June 30, 1998 with respect to the Emerging Markets Equity Fund), were as follows:


                         					INVESTMENT ADVISORY
FUND				                     	AND MANAGEMENT FEE
----					                     -------------------
International
 Equity 	                        			0.90%
Emerging
 Markets Equity              		    	1.15%*
----------------------------------------------------------

[FN]
	*For the period February 9, 1998 (commencement of operations) to June 8, 1998, the Investment Manager voluntarily waived all of its investment advisory and management fee, amounting to $17,417.

The Trust has adopted an Administration and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended 6June 30, 1998 (for the period February 9, 1998, commencement of operations, to June 30, 1998 with respect to the Emerging Markets Equity
Fund), each of the Funds paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 1998 (for the period February 9, 1998, commencement of operations, to June 30, 1998 with respect to the Emerging Markets Equity Fund) were as follows:

---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------------

                					LONG-TERM	        	       	U.S. GOVERNMENT
					                SECURITIES		       	       SECURITIES ONLY
				                	----------	       	       	---------------
FUND		          	PURCHASES	       	SALES		   PURCHASES	           SALES
----		          	---------		       -----		   ---------	           -----

International
 Equity	       $166,722,261    $82,874,521		 $11,436,715	            --
Emerging
 Markets Equity  	5,508,988	     1,187,080            --             --


(4) PORTFOLIO SECURITIES LOANED

Each of the Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned except for government securities loaned is accepted only in cash. Collateral on government securities loaned is in the form of other similar securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) FORWARD FOREIGN CURRENCY CONTRACTS (INTERNATIONAL EQUITY ONLY)

During the six months ended June 30, 1998, Managers International
Equity Fund invested in forward foreign currency exchange contracts. These investments may involve greater market risk than the amounts disclosed in the Fund's financial statements.

A forward foreign currency exchange contract is an agreement between the Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------------

Open forward foreign currency exchange contracts for International Equity at June 30, 1998 were as follows:

                                            				    CURRENT	        UNREALIZED
	                              SETTLEMENT          VALUE (IN     GAIN/LOSS (IN
FOREIGN CURRENCY	                 DATE           U.S. DOLLARS) 	  U.S. DOLLARS)
----------------			             ---------        ------------	    -------------
BUY CONTRACTS
Italian Lira	                  		07/06/98	           $777,370	          ($767)
							                                              --------        		------
TOTAL BUY CONTRACTS
  (Payable Amount $778,137)			                       $777,370	          ($767)
							                                              ========        		======
SELL CONTRACTS
British Pound	                  	07/01/98	           $620,517	          ($744)
Japanese Yen			                  07/01/98	            179,469	         (4,935)
Austrian Schilling	             	07/02/98	              2,652	             (9)
Australian Dollar			             07/02/98	             39,062	           (419)
British Pound			                 07/02/98	            656,279	         (1,507)
Deutsche Mark			                 07/02/98	            128,630		           103
French Franc			                  07/02/98	            208,641		          (835)
Hong Kong Dollar		              	07/02/98	             13,624		             4
Italian Lira			                  07/02/98	            854,832	         	  843
Japanese Yen			                  07/02/98	            138,485	         (1,194)
Netherlands Guilder		            07/02/98	             35,410         		 (143)
Swedish Krona			                 07/02/98	              6,067         		  (25)
Swiss Franc				                  07/02/98	            130,025	         	 (742)
Deutsche Mark		                 	07/31/98       	   2,246,939	         18,273
French Franc		                  	07/31/98	            584,987	         	  449
Deutsche Mark			                 08/17/98	          5,716,531	        (24,863)
							                                            ----------   	    --------
TOTAL SELL CONTRACTS
 (Receivable Amount $10,746,420)		                $10,762,164	       ($15,744)
							                                            ==========   	    ========

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NOTES TO FINANCIAL STATEMENTS (concluded)
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(6) FOREIGN SECURITIES

There are certain considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risks, adverse political and economic developments and possible adverse foreign government intervention. Securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

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                           						[LOGO]
                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
-----------
INCOME EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
   Company, LLC
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS EQUITY FUND
  Montgomery Asset Management LLC
  King Street Advisors, Limited

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners